Reverse Merger (Details Textual) (Arabella LLC [Member])	0 Months Ended
Dec. 24, 2013
Arabella LLC [Member]
Reverse Merger (Textuals)
Shares issued by parent company upon acquisition	312,500
Percentage of voting interest acquired by parent company	100.00%
Earnout shares issued by parent company	1,705,002